PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS
PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS

NOTE 14:                                      PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS

The Company maintains a qualified defined contribution plan for its eligible employees. This plan allows deferred arrangements under section 401(k) of the Internal Revenue Code and may provide for employer-matching contributions. The plan contains provisions for a discretionary profit sharing component, although such a contribution was not made for 2011, 2010 or 2009.

The Company’s aggregate 401(k)/Profit Sharing Plan contribution expense, which is included in SG&A in the accompanying Consolidated Statements of Operations, was $2.1 million in 2011, and was not significant in 2010 and 2009. In July 2010, the Company reinstated its 401(k) match, which was suspended in 2009.

The Company has a non-qualified supplemental retirement plan for certain employees whose benefits under the 401(k)/Profit Sharing Plan are expected to be constrained by the operation of certain Internal Revenue Code limitations. The supplemental plan provides a benefit equal to the difference between the contribution that would be made for an employee under the tax-qualified plan absent such limitations and the actual contribution under that plan. The supplemental plan also allows certain employees to defer up to 50% of their base salary and up to 100% of their annual bonus. The Company established an irrevocable “rabbi” trust to which the Company makes periodic contributions to provide a source of funds to assist in meeting its obligations under the supplemental plan. The principal of the trust and earnings thereon, are to be used exclusively for the participants under the plan, subject to the claims of the Company’s general creditors.